Development Expenses	12 Months Ended
Dec. 31, 2023
Development Expenses [Abstract]
Development Expenses
Note 21 - Development Expenses

	For the year ended December 31
	2023	2022	2021
	USD in thousands	USD in thousands	USD in thousands
Payroll, salaries and associated expenses	3,565	2,558	2,570
Other development expenses	2,782	3,029	2,146

Total	6,347	5,587	4,716